Contract costs (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Reconciliation of Contract Costs
The table below provides a reconciliation of the contract costs balance.

For the year ended December 31	Note	2025	2024
Opening balance, January 1		1,590	1,412
Incremental costs of obtaining a contract and contract fulfillment costs		1,035	969
Amortization included in operating costs		(811)	(791)
Dispositions	17	(6)	—
Ending balance, December 31		1,808	1,590